Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Employment Agreement with Officer

On November 1, 2017, the Company entered into an employment agreement with its Officer for a one-year term, which shall be automatically renewed for successive one-year periods unless either party gives ninety (90) calendar days written notice of nonrenewal prior to the expiration of the then-current term. The Company granted 12,000,000 shares of its common stock to the Officer as a sign-on bonus valued at $1,200, and agreed to pay an annual base salary of $180,000 provided that the Officer’s base salary may be reduced to the extent that Officer elects to defer any portion thereof under the terms of any deferred compensation or savings plan maintained by the Company. In addition to the eligibility for consideration of merit-based increases at the discretion of the Board of Directors, Officer’s base salary will be increased effective January 1, of each year during the term commencing January 1, 2018 by ten percent (10%) (See NOTE 5).

Service Agreement

On January 15, 2018, the Company entered into an agreement with E1G whereby, E1G agreed to provide data processing, transaction processing and related services for the prepaid debit accounts created for the Company’s customers for a period of five years. The agreement required a one-time upfront fee of $250,000 for each of the three (3) countries - USA, Mexico and India, for a total fee of $750,000 to initiate the process to establish three (3) Business Identification Numbers (“BINs”). Thereafter, the term will automatically be renewed for one (1) year period unless terminated by either party upon providing a written notice. On or about September 30, 2019, the Company entered into an oral agreement with E1G to provide data processing, transaction processing and related services for the prepaid debit accounts created for the Company’s customers in four additional countries China, Pakistan, Philippines and United Arab Emirates. All other terms and conditions to remain the same as per the January 15, 2018 agreement with E1G. The Company will pay E1G the processing fees as forth in the Agreement, any special fees, new products and technologies introduced by E1G (See NOTE 3).

Legal Costs and Contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss if recovery is also deemed probable. The Company was not aware of any loss contingencies as of March 31, 2021 and December 31, 2020, respectively.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Employment Agreement with Officer

On November 1, 2017, the Company entered into an employment agreement with its Officer for a one-year term, which shall be automatically renewed for successive one-year periods unless either party gives ninety (90) calendar days written notice of nonrenewal prior to the expiration of the then-current term. The Company granted 12,000,000 shares of its common stock to the Officer as a sign-on bonus valued at $1,200, and agreed to pay an annual base salary of $180,000 provided that the Officer’s base salary may be reduced to the extent that Officer elects to defer any portion thereof under the terms of any deferred compensation or savings plan maintained by the Company. In addition to the eligibility for consideration of merit-based increases in the discretion of the Board of Directors, Officer’s base salary will be increased effective January 1, of each year during the term commencing January 1, 2018 by ten percent (10%) (See NOTE 5).

Service Agreement

On January 15, 2018, the Company entered into an agreement with E1G whereby, E1G agreed to provide data processing, transaction processing and related services for the prepaid debit accounts created for the Company’s customers for a period of five years. The agreement required a one-time upfront fee of $250,000 for each of the three (3) countries - USA, Mexico and India, for a total fee of $750,000 to initiate the process to establish three (3) Business Identification Numbers (“BINs”).   Thereafter, the term will automatically be renewed for one (1) year period unless terminated by either party upon providing a written notice. On or about September 30, 2019, the Company entered into an oral agreement with E1G to provide data processing, transaction processing and related services for the prepaid debit accounts created for the Company’s customers in four additional countries China, Pakistan, Philippines and United Arab Emirates. All other terms and conditions to remain the same as per the January 15, 2018 agreement with E1G. The Company will pay E1G the processing fees as forth in the Agreement, any special fees, new products and technologies introduced by E1G (See NOTE 3).

Legal Costs and Contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss if recovery is also deemed probable. The Company was not aware of any loss contingencies as of December 31, 2020 and 2019, respectively.